GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 97.1%
Australia – 7.7%
34,848	ANZ Group Holdings Ltd. (Banks)	$ 765,211
65,202	APA Group (Gas Utilities)	382,778
71,686	BHP Group Ltd. (Metals & Mining)	2,002,562
28,587	Coles Group Ltd. (Consumer Staples Distribution & Retail)	440,035
4,110	Commonwealth Bank of Australia (Banks)	453,882
24	CSL Ltd. (Biotechnology)	3,157
32,204	Goodman Group (Industrial REITs)	697,893
125,683	Medibank Pvt Ltd. (Insurance)	400,400
85,124	National Australia Bank Ltd. (Banks)	2,483,216
50,500	Origin Energy Ltd. (Electric Utilities)	416,751
416	Rio Tinto Ltd. (Metals & Mining)	33,556
30,353	Telstra Group Ltd. (Diversified Telecommunication Services)	96,769
82,009	Transurban Group (Transportation Infrastructure)	748,238
5,953	Wesfarmers Ltd. (Broadline Retail)	362,141
42,396	Westpac Banking Corp. (Banks)	1,092,326
67,220	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	1,015,086

		11,394,001

Austria – 0.6%
18,000	OMV AG (Oil, Gas & Consumable Fuels)	961,701

Belgium – 0.8%
13,960	Ageas SA (Insurance)	968,214
540	UCB SA (Pharmaceuticals)	150,733

		1,118,947

China – 0.1%
52,000	SITC International Holdings Co. Ltd. (Marine Transportation)	200,197

Denmark – 1.9%
337	AP Moller - Maersk AS Class B (Marine Transportation)	662,466
4,380	Coloplast AS Class B (Health Care Equipment & Supplies)	377,513
6,220	Danske Bank AS (Banks)	265,685
26,827	Novo Nordisk AS Class B (Pharmaceuticals)	1,493,771
2,108	Tryg AS (Insurance)	53,520

		2,852,955

Finland – 2.1%
20,276	Kesko OYJ Class B (Consumer Staples Distribution & Retail)	431,512
7,878	Kone OYJ Class B (Machinery)	537,352
28,499	Metso OYJ (Machinery)	392,838
77,713	Nordea Bank Abp (Banks)	1,277,627
5,423	Orion OYJ Class B (Pharmaceuticals)	416,343

Shares	Description	Value

Common Stocks – (continued)
Finland – (continued)
3	Stora Enso OYJ Class R (Paper & Forest Products)	$ 33

		3,055,705

France – 11.8%
554	Airbus SE (Aerospace & Defense)	129,373
14,223	Amundi SA(a) (Capital Markets)	1,130,367
36,191	AXA SA (Insurance)	1,735,541
17,244	BNP Paribas SA (Banks)	1,577,185
21,873	Bouygues SA (Construction & Engineering)	986,553
1,218	Capgemini SE (IT Services)	177,679
56,944	Credit Agricole SA (Banks)	1,122,143
12,806	Danone SA (Food Products)	1,115,828
1,065	Dassault Systemes SE (Software)	35,828
64,497	Engie SA (Multi-Utilities)	1,386,461
4,124	FDJ United (Hotels, Restaurants & Leisure)	138,287
18,051	Getlink SE (Transportation Infrastructure)	332,850
120	Hermes International SCA (Textiles, Apparel & Luxury Goods)	295,085
1,669	L’Oreal SA (Personal Products)	725,159
3,497	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	2,151,989
4,048	Orange SA (Diversified Telecommunication Services)	65,663
10,383	Orange SA ADR (Diversified Telecommunication Services)	168,516
3,671	Pernod Ricard SA (Beverages)	361,412
748	Publicis Groupe SA (Media)	71,982
2,275	Rexel SA (Trading Companies & Distributors)	74,900
10,227	Sanofi SA (Pharmaceuticals)	968,435
548	Sartorius Stedim Biotech (Life Sciences Tools & Services)	111,679
3,834	Schneider Electric SE (Electrical Equipment)	1,079,165
1,904	TotalEnergies SE (Oil, Gas & Consumable Fuels)	115,970
5,873	TotalEnergies SE ADR (Oil, Gas & Consumable Fuels)	350,559
1,660	Unibail-Rodamco-Westfield* (Retail REITs)	174,822
6,333	Vinci SA (Construction & Engineering)	880,110

		17,463,541

Germany – 8.0%
1,665	Allianz SE (Insurance)	700,510
22,436	BASF SE (Chemicals)	1,120,998
811	CTS Eventim AG & Co. KGaA (Entertainment)	79,619

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
13,085	Daimler Truck Holding AG (Machinery)	$ 541,085
14,740	Deutsche Post AG (Air Freight & Logistics)	658,692
35,667	Evonik Industries AG (Chemicals)	620,217
1,241	Heidelberg Materials AG (Construction Materials)	280,523
9,400	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	368,763
1,337	Knorr-Bremse AG (Machinery)	125,797
567	MTU Aero Engines AG (Aerospace & Defense)	261,578
1,425	Nemetschek SE (Software)	185,965
39	Rational AG (Machinery)	29,803
544	Rheinmetall AG (Aerospace & Defense)	1,272,509
9,299	SAP SE (Software)	2,489,969
7,615	Siemens AG (Industrial Conglomerates)	2,055,882
6,366	Siemens Energy AG* (Electrical Equipment)	748,509
4,920	Siemens Healthineers AG(a) (Health Care Equipment & Supplies)	266,498

		11,806,917

Hong Kong – 1.6%
74,600	AIA Group Ltd. (Insurance)	714,964
54,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	296,911
45,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	66,533
98	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	85
12,096	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	686,697
300	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	18,932
58,000	MTR Corp. Ltd. (Ground Transportation)	196,422
27,245	Sino Land Co. Ltd. (Real Estate Management & Development)	34,447
5,500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	65,788
24,000	Techtronic Industries Co. Ltd. (Machinery)	306,797

		2,387,576

Israel – 0.4%
13,593	Bank Hapoalim BM (Banks)	276,307
96	CyberArk Software Ltd.* (Software)	46,382
6,559	ICL Group Ltd. (Chemicals)	40,956
2,785	Mizrahi Tefahot Bank Ltd. (Banks)	182,991

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
1,400	Teva Pharmaceutical Industries Ltd. ADR* (Pharmaceuticals)	$ 28,280

		574,916

Italy – 3.8%
274	Amplifon SpA (Health Care Providers & Services)	4,469
41,885	BPER Banca SpA (Banks)	465,852
146,400	Enel SpA (Electric Utilities)	1,387,365
371,650	Intesa Sanpaolo SpA (Banks)	2,460,017
1,343	Leonardo SpA (Aerospace & Defense)	85,934
19,999	Mediobanca Banca di Credito Finanziario SpA (Banks)	405,298
5,063	Moncler SpA (Textiles, Apparel & Luxury Goods)	297,975
2,666	Prysmian SpA (Electrical Equipment)	265,324
4,530	Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	276,489

		5,648,723

Japan – 21.0%
5,400	Advantest Corp. (Semiconductors & Semiconductor Equipment)	534,291
16,600	Asahi Kasei Corp. (Chemicals)	130,471
9,500	Asics Corp. (Textiles, Apparel & Luxury Goods)	248,591
66,300	Astellas Pharma, Inc. (Pharmaceuticals)	722,669
3,300	Bandai Namco Holdings, Inc. (Leisure Products)	109,796
20,200	Bridgestone Corp. (Automobile Components)	933,606
31,600	Canon, Inc. (Technology Hardware, Storage & Peripherals)	922,185
5,400	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	239,406
6,000	Dai-ichi Life Holdings, Inc. (Insurance)	47,197
12,300	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	276,752
8,500	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	186,500
109,200	Daiwa Securities Group, Inc. (Capital Markets)	887,367
2,800	Denso Corp. (Automobile Components)	40,297
1,200	Disco Corp. (Semiconductors & Semiconductor Equipment)	376,248
2,800	Eisai Co. Ltd. (Pharmaceuticals)	94,592
12,000	FANUC Corp. (Machinery)	344,843
1,000	Fast Retailing Co. Ltd. (Specialty Retail)	303,712
7,800	Fujikura Ltd. (Electrical Equipment)	762,972

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
700	Hikari Tsushin, Inc. (Industrial Conglomerates)	$ 194,998
28,000	Hitachi Ltd. (Industrial Conglomerates)	741,806
4,200	Honda Motor Co. Ltd. (Automobiles)	43,341
500	Hoya Corp. (Health Care Equipment & Supplies)	69,135
8,600	Inpex Corp. (Oil, Gas & Consumable Fuels)	154,849
16,300	ITOCHU Corp. (Trading Companies & Distributors)	927,443
14,600	Japan Post Insurance Co. Ltd. (Insurance)	413,779
14,000	Japan Tobacco, Inc. (Tobacco)	459,159
12,400	Kajima Corp. (Construction & Engineering)	361,396
1,700	Kao Corp. (Personal Products)	74,088
200	Keyence Corp. (Electronic Equipment, Instruments & Components)	74,512
22,500	Kirin Holdings Co. Ltd. (Beverages)	329,650
12,500	Komatsu Ltd. (Machinery)	435,465
200	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	27,361
4,300	M3, Inc. (Health Care Technology)	69,610
37,000	Marubeni Corp. (Trading Companies & Distributors)	923,232
30,700	Mitsubishi Corp. (Trading Companies & Distributors)	731,869
1,900	Mitsubishi Electric Corp. (Electrical Equipment)	48,799
13,800	Mitsubishi HC Capital, Inc. (Financial Services)	113,997
32,700	Mitsubishi Heavy Industries Ltd. (Machinery)	855,729
92,400	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,490,538
24,200	Mitsui & Co. Ltd. (Trading Companies & Distributors)	600,915
100	Mitsui OSK Lines Ltd. (Marine Transportation)	3,036
18,100	Mizuho Financial Group, Inc. (Banks)	608,447
9,000	MS&AD Insurance Group Holdings, Inc. (Insurance)	203,813
20,700	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	392,970
8,100	Nintendo Co. Ltd. (Entertainment)	700,806
1,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	6,822
6,200	Nippon Yusen KK (Marine Transportation)	211,576
5,400	Nitto Denko Corp. (Chemicals)	128,005
5,200	Nomura Research Institute Ltd. (IT Services)	199,639
40,700	Obayashi Corp. (Construction & Engineering)	668,030

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,200	Obic Co. Ltd. (IT Services)	$ 111,531
200	Olympus Corp. (Health Care Equipment & Supplies)	2,529
4,000	Otsuka Corp. (IT Services)	83,497
9,900	Recruit Holdings Co. Ltd. (Professional Services)	532,262
14,800	Resona Holdings, Inc. (Banks)	150,920
36,500	Sekisui House Ltd. (Household Durables)	830,104
4,800	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	64,408
3,600	SG Holdings Co. Ltd. (Air Freight & Logistics)	37,186
3,700	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	93,305
16,400	Shin-Etsu Chemical Co. Ltd. (Chemicals)	536,994
1,161,200	SoftBank Corp. (Wireless Telecommunication Services)	1,707,892
400	SoftBank Group Corp. (Wireless Telecommunication Services)	50,472
5,100	Sompo Holdings, Inc. (Insurance)	157,669
30,500	Sony Financial Group, Inc.* (Insurance)	33,824
30,500	Sony Group Corp. (Household Durables)	876,774
11,800	Sumitomo Corp. (Trading Companies & Distributors)	341,409
5,000	Sumitomo Electric Industries Ltd. (Automobile Components)	142,270
32,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	925,571
41,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,210,060
15,000	TDK Corp. (Electronic Equipment, Instruments & Components)	217,212
13,000	Tokio Marine Holdings, Inc. (Insurance)	550,201
5,300	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	939,515
300	Tokyo Gas Co. Ltd. (Gas Utilities)	10,668
93,900	Toyota Motor Corp. (Automobiles)	1,803,487
22,500	ZOZO, Inc. (Specialty Retail)	206,745

		31,042,815

Macau – 0.0%
8,000	Sands China Ltd. (Hotels, Restaurants & Leisure)	22,230

Netherlands – 4.0%
1	Akzo Nobel NV (Chemicals)	71
450	Argenx SE* (Biotechnology)	332,483

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
467	ASM International NV (Semiconductors & Semiconductor Equipment)	$ 281,671
3,046	ASML Holding NV (Semiconductors & Semiconductor Equipment)	2,970,418
10,888	ASR Nederland NV (Insurance)	740,921
1,017	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	152,276
42	Heineken NV (Beverages)	3,289
53,861	Koninklijke KPN NV (Diversified Telecommunication Services)	258,508
7,345	Koninklijke Philips NV (Health Care Equipment & Supplies)	201,209
4,249	NN Group NV (Insurance)	299,629
6,895	Prosus NV (Broadline Retail)	487,580
5,766	Universal Music Group NV (Entertainment)	166,623

		5,894,678

New Zealand – 0.2%
5,287	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	113,563
36,465	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	117,753

		231,316

Norway – 0.6%
58	Gjensidige Forsikring ASA (Insurance)	1,705
3,774	Kongsberg Gruppen ASA (Aerospace & Defense)	120,607
416	Salmar ASA (Food Products)	22,245
45,454	Telenor ASA (Diversified Telecommunication Services)	754,240

		898,797

Portugal – 0.2%
26,970	EDP SA (Electric Utilities)	127,999
7,432	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	140,834
742	Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	18,064

		286,897

Singapore – 1.6%
22,099	DBS Group Holdings Ltd. (Banks)	876,397
6,600	Keppel Ltd. (Industrial Conglomerates)	45,683
2,274	Sea Ltd. ADR* (Broadline Retail)	406,432
1,100	Singapore Exchange Ltd. (Capital Markets)	14,121
96,800	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	646,385

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
100,300	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	$ 320,666

		2,309,684

South Africa – 0.0%
1	Anglo American PLC (Metals & Mining)	38
102	Valterra Platinum Ltd. (Metals & Mining)	7,270

		7,308

Spain – 3.0%
36,230	Aena SME SA(a) (Transportation Infrastructure)	990,503
1,047	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	83,226
101,952	CaixaBank SA (Banks)	1,076,808
6,904	Endesa SA (Electric Utilities)	220,555
31,953	Iberdrola SA (Electric Utilities)	604,849
12,096	Industria de Diseno Textil SA (Specialty Retail)	669,439
9,652	Redeia Corp. SA (Electric Utilities)	186,358
10,540	Repsol SA (Oil, Gas & Consumable Fuels)	187,425
92,400	Telefonica SA (Diversified Telecommunication Services)	475,509

		4,494,672

Sweden – 2.5%
7,042	Atlas Copco AB Class A (Machinery)	119,418
40,761	Atlas Copco AB Class B (Machinery)	613,349
1,549	EQT AB (Capital Markets)	53,722
18,328	H & M Hennes & Mauritz AB Class B (Specialty Retail)	342,618
4,836	Securitas AB Class B (Commercial Services & Supplies)	72,893
35,604	Swedbank AB Class A (Banks)	1,074,731
26,849	Tele2 AB Class B (Wireless Telecommunication Services)	458,006
37,960	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	314,537
177,809	Telia Co. AB (Diversified Telecommunication Services)	678,336

		3,727,610

Switzerland – 9.1%
9,644	ABB Ltd. (Electrical Equipment)	697,872
5,238	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	1,005,520
299	Geberit AG (Building Products)	225,805
10,445	Holcim AG (Construction Materials)	891,214
21,848	Nestle SA (Food Products)	2,006,416
15,605	Novartis AG (Pharmaceuticals)	2,006,465

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
468	Partners Group Holding AG (Capital Markets)	$ 612,336
6,564	Roche Holding AG (Pharmaceuticals)	2,185,704
10,717	SGS SA (Professional Services)	1,113,709
5,513	SIG Group AG (Containers & Packaging)	57,174
376	Sonova Holding AG (Health Care Equipment & Supplies)	103,139
1,075	Straumann Holding AG (Health Care Equipment & Supplies)	115,246
3,980	Swiss Re AG (Insurance)	739,193
1,651	UBS Group AG (Capital Markets)	67,878
662	VAT Group AG(a) (Machinery)	264,249
2,007	Zurich Insurance Group AG (Insurance)	1,434,569

		13,526,489

United Arab Emirates – 0.2%
7,315	Experian PLC (Professional Services)	367,412

United Kingdom – 15.3%
1,429	Ashtead Group PLC (Trading Companies & Distributors)	95,831
17,478	AstraZeneca PLC ADR (Pharmaceuticals)	1,340,912
38,835	BAE Systems PLC (Aerospace & Defense)	1,081,027
11,966	Barratt Redrow PLC (Household Durables)	62,955
2,733	BP PLC ADR (Oil, Gas & Consumable Fuels)	94,179
15,806	British American Tobacco PLC (Tobacco)	840,678
4,415	Coca-Cola Europacific Partners PLC (Beverages)	399,160
7,932	Compass Group PLC (Hotels, Restaurants & Leisure)	270,368
13,945	Diageo PLC (Beverages)	333,671
74,513	Evraz PLC*(b) (Metals & Mining)	—
31,029	GSK PLC ADR (Pharmaceuticals)	1,339,212
88,128	HSBC Holdings PLC (Banks)	1,243,761
32,780	HSBC Holdings PLC ADR(c) (Banks)	2,326,724
9,096	Imperial Brands PLC (Tobacco)	386,411
19,977	Kingfisher PLC (Specialty Retail)	83,220
379,782	M&G PLC (Financial Services)	1,295,172
47,968	National Grid PLC (Multi-Utilities)	689,236
182,492	Phoenix Group Holdings PLC (Insurance)	1,583,491
3,787	Reckitt Benckiser Group PLC (Household Products)	291,606
17,073	RELX PLC (Professional Services)	815,727
1,647	Rentokil Initial PLC ADR (Commercial Services & Supplies)	41,587
32,916	Rio Tinto PLC ADR (Metals & Mining)	2,172,785

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
6,703	Rolls-Royce Holdings PLC (Aerospace & Defense)	$ 107,746
15,392	Segro PLC (Industrial REITs)	136,004
68,526	Shell PLC (Oil, Gas & Consumable Fuels)	2,443,348
28,341	SSE PLC (Electric Utilities)	664,758
11,639	Unilever PLC ADR (Personal Products)	689,960
12,312	Unilever PLC (Personal Products)	731,289
85,247	Vodafone Group PLC ADR (Wireless Telecommunication Services)	988,865
8,707	WPP PLC (Media)	43,402

		22,593,085

United States* – 0.6%
926	Amrize Ltd. (Construction Materials)	45,278
1,155	Spotify Technology SA (Entertainment)	806,190

		851,468

TOTAL COMMON STOCKS (Cost $93,426,852)		$143,719,640

Shares	Dividend Rate	Value

Preferred Stocks – 0.7%
Germany – 0.7%
Bayerische Motoren Werke AG (Automobiles)
9,829	5.486%	$ 915,543
Sartorius AG (Life Sciences Tools & Services)
423	0.376	98,888

TOTAL PREFERRED STOCKS (Cost $783,035)		$ 1,014,431

Investment Company(d) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
37,037	4.042%	$ 37,037
(Cost $37,037)

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 1.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,230,194	4.042%	$ 2,230,194
(Cost $ 2,230,194)

TOTAL INVESTMENTS – 99.3% (Cost $ 96,477,118)		$147,001,302

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		1,083,758

NET ASSETS – 100.0%		$148,085,060

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	All or a portion of security is on loan.

(d)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF SEPTEMBER 30, 2025
Sector	% of Total Market Value
Financials	26.4%
Industrials	19.8
Health Care	10.1
Consumer Discretionary	9.3
Information Technology	7.6
Consumer Staples	6.7
Materials	5.6
Communication Services	5.5
Utilities	4.3
Energy	3.8
Real Estate	0.9
Investment Company	0.0
100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	8	12/19/25	$520,433	$12,291
FTSE 100 Index	2	12/19/25	253,043	3,668
SPI 200 Index	1	12/18/25	146,781	544
TOPIX Futures	1	12/11/25	212,395	742

TOTAL FUTURES CONTRACTS				$17,245

WRITTEN OPTIONS CONTRACTS — At September 30, 2025, the Fund had the following written options contracts:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	$ 5,525.000	12/19/2025	(520)	$(287,300,000)	$(970,705)	$(751,632)	$(219,073)
FTSE 100 Index	9,350.000	12/19/2025	(78)	(72,930,000)	(221,868)	(150,138)	(71,730)
Nikkei 225 Index	45,000.000	12/12/2025	(49)	(220,500,000)	(538,425)	(479,538)	(58,887)

Total written option contracts			(647)	$(580,730,000)	$(1,730,998)	$(1,381,308)	$(349,690)

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
SpA	— Stand-by Purchase Agreement

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 101.0%
Aerospace & Defense – 2.4%
76,565	Boeing Co.*	$ 16,525,024
78,300	General Electric Co.	23,554,206
124,677	RTX Corp.	20,862,202
20,659	TransDigm Group, Inc.	27,228,975

		88,170,407

Air Freight & Logistics – 0.6%
252,762	United Parcel Service, Inc. Class B	21,113,210

Automobiles* – 2.3%
190,808	Tesla, Inc.	84,856,134

Banks – 3.6%
184,337	JPMorgan Chase & Co.	58,145,420
1,092,000	KeyCorp	20,409,480
87,800	PNC Financial Services Group, Inc.	17,641,654
377,697	U.S. Bancorp	18,254,096
212,160	Wells Fargo & Co.	17,783,251

		132,233,901

Beverages – 1.1%
342,149	Coca-Cola Co.	22,691,322
133,419	PepsiCo, Inc.	18,737,364

		41,428,686

Biotechnology – 1.8%
166,902	AbbVie, Inc.	38,644,489
46,838	Amgen, Inc.	13,217,684
140,862	Gilead Sciences, Inc.	15,635,682
3,600	Mirati Therapeutics, Inc.*(a)	2,520
727	Natera, Inc.*	117,025

		67,617,400

Broadline Retail* – 3.8%
629,978	Amazon.com, Inc.	138,324,269

Building Products – 0.5%
1,800	Advanced Drainage Systems, Inc.	249,660
148,275	Johnson Controls International PLC	16,302,836

		16,552,496

Capital Markets – 3.3%
78,737	ARES Management Corp. Class A	12,589,259
13,300	Blackrock, Inc.	15,506,071
78,375	Blackstone, Inc.	13,390,369
83,600	Blue Owl Capital, Inc.	1,415,348
23,400	Carlyle Group, Inc.	1,467,180
4,700	Evercore, Inc. Class A	1,585,404
823,200	Franklin Resources, Inc.	19,040,616
296,700	Janus Henderson Group PLC	13,206,117
44,700	Jefferies Financial Group, Inc.	2,924,274
153,027	Morgan Stanley	24,325,172
4,125	Robinhood Markets, Inc. Class A*	590,617
166,259	T. Rowe Price Group, Inc.	17,064,824

		123,105,251

Shares	Description	Value

Common Stocks – (continued)
Chemicals – 0.8%
583,257	Dow, Inc.	$ 13,374,083
350,473	LyondellBasell Industries NV Class A	17,187,196

		30,561,279

Commercial Services & Supplies – 0.0%
600	MSA Safety, Inc.	103,242

Communications Equipment – 0.9%
483,790	Cisco Systems, Inc.	33,100,912

Construction & Engineering – 0.0%
12,625	Everus Construction Group, Inc.*	1,082,594
1,200	Valmont Industries, Inc.	465,276

		1,547,870

Consumer Finance – 0.5%
52,000	American Express Co.	17,272,320
5,600	OneMain Holdings, Inc.	316,176
17,600	SLM Corp.	487,168
18,700	SoFi Technologies, Inc.*	494,054

		18,569,718

Consumer Staples Distribution & Retail – 1.8%
26,073	Costco Wholesale Corp.	24,133,951
110,800	Target Corp.	9,938,760
312,939	Walmart, Inc.	32,251,493

		66,324,204

Containers & Packaging – 0.9%
1,838,500	Amcor PLC	15,038,930
315,616	International Paper Co.	14,644,582
44,400	Sonoco Products Co.	1,913,196

		31,596,708

Diversified Consumer Services – 0.0%
13,611	ADT, Inc.	118,552
24,800	H&R Block, Inc.	1,254,136

		1,372,688

Diversified REITs – 0.0%
7,100	WP Carey, Inc.	479,747

Diversified Telecommunication Services – 1.5%
595,880	AT&T, Inc.	16,827,651
856,537	Verizon Communications, Inc.	37,644,801

		54,472,452

Electric Utilities – 1.8%
210,038	Duke Energy Corp.	25,992,203
193,760	Eversource Energy	13,784,086
193,000	OGE Energy Corp.	8,930,110
191,503	Southern Co.	18,148,739

		66,855,138

Electrical Equipment – 1.3%
82,000	Eaton Corp. PLC	30,688,500

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – (continued)
25,200	GE Vernova, Inc.	$ 15,495,480

		46,183,980

Electronic Equipment, Instruments & Components – 0.8%
211,260	Amphenol Corp. Class A	26,143,425
69,300	Avnet, Inc.	3,623,004

		29,766,429

Entertainment* – 1.1%
32,057	Netflix, Inc.	38,433,779
10,758	ROBLOX Corp. Class A	1,490,198
3,980	Roku, Inc.	398,517

		40,322,494

Financial Services – 3.2%
17,776	Affirm Holdings, Inc.*	1,299,070
75,508	Berkshire Hathaway, Inc. Class B*	37,960,892
7,247	Block, Inc.*	523,741
110,700	Corebridge Financial, Inc.	3,547,935
137,600	Equitable Holdings, Inc.	6,987,328
43,566	Mastercard, Inc. Class A	24,780,776
3,800	Shift4 Payments, Inc. Class A*	294,120
114,094	Visa, Inc. Class A	38,949,410
426,993	Western Union Co.	3,411,674

		117,754,946

Food Products – 0.7%
534,730	Conagra Brands, Inc.	9,790,906
78,000	Flowers Foods, Inc.	1,017,900
523,833	Kraft Heinz Co.	13,640,612

		24,449,418

Gas Utilities – 0.0%
50,500	MDU Resources Group, Inc.	899,405

Ground Transportation – 1.0%
100	Avis Budget Group, Inc.*	16,058
16,500	Ryder System, Inc.	3,112,560
161,685	Uber Technologies, Inc.*	15,840,279
70,280	Union Pacific Corp.	16,612,084

		35,580,981

Health Care Equipment & Supplies – 2.1%
219,306	Abbott Laboratories	29,373,846
39,614	Intuitive Surgical, Inc.*	17,716,569
323,253	Medtronic PLC	30,786,616
3,741	Penumbra, Inc.*	947,670

		78,824,701

Health Care Providers & Services – 1.3%
232,000	CVS Health Corp.	17,490,480
91,654	UnitedHealth Group, Inc.	31,648,126

		49,138,606

Health Care REITs – 1.0%
6,800	Healthcare Realty Trust, Inc.	122,604

Shares	Description	Value

Common Stocks – (continued)
Health Care REITs – (continued)
5	Omega Healthcare Investors, Inc.	$ 211
199,368	Welltower, Inc.	35,515,416

		35,638,231

Hotels, Restaurants & Leisure – 2.0%
32,250	Aramark	1,238,400
3,200	Booking Holdings, Inc.	17,277,664
72,561	Darden Restaurants, Inc.	13,812,712
18,300	DraftKings, Inc. Class A*	684,420
81,400	McDonald’s Corp.	24,736,646
165,706	Starbucks Corp.	14,018,728
8,000	Travel & Leisure Co.	475,920
5,400	Vail Resorts, Inc.	807,678

		73,052,168

Household Durables – 0.0%
12,600	Somnigroup International, Inc.	1,062,558
200	TopBuild Corp.*	78,172

		1,140,730

Household Products – 0.8%
196,579	Procter & Gamble Co.	30,204,363
26,100	Reynolds Consumer Products, Inc.	638,667

		30,843,030

Industrial Conglomerates – 0.5%
85,000	Honeywell International, Inc.	17,892,500

Industrial REITs – 0.0%
9,200	First Industrial Realty Trust, Inc.	473,524
23	Rexford Industrial Realty, Inc.	945

		474,469

Insurance – 2.0%
10,300	American Financial Group, Inc.	1,500,916
167,100	Arch Capital Group Ltd.	15,160,983
8,800	Axis Capital Holdings Ltd.	843,040
32,300	CNA Financial Corp.	1,500,658
118,282	Fidelity National Financial, Inc.	7,154,878
42,600	First American Financial Corp.	2,736,624
3,300	Hanover Insurance Group, Inc.	599,379
381,341	Old Republic International Corp.	16,195,552
246,606	Prudential Financial, Inc.	25,582,907
13,400	Unum Group	1,042,252

		72,317,189

Interactive Media & Services – 7.7%
148,051	Alphabet, Inc. Class C	36,057,821
575,556	Alphabet, Inc. Class A	139,917,664
147,962	Meta Platforms, Inc. Class A	108,660,333

		284,635,818

IT Services – 1.2%
57,439	Accenture PLC Class A	14,164,457
13,500	Amdocs Ltd.	1,107,675
11,128	Cloudflare, Inc. Class A*	2,387,957

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
94,954	International Business Machines Corp.	$ 26,792,221
1	Okta, Inc.*	92

		44,452,402

Leisure Products – 0.0%
9,300	Brunswick Corp.	588,132

Life Sciences Tools & Services – 0.1%
8,900	Bruker Corp.	289,161
11,505	Repligen Corp.*	1,537,873

		1,827,034

Machinery – 0.8%
56,198	Caterpillar, Inc.	26,814,876
7,000	Flowserve Corp.	371,980
1,600	Lincoln Electric Holdings, Inc.	377,328

		27,564,184

Media – 0.3%
320,600	Comcast Corp. Class A	10,073,252
3,500	Trade Desk, Inc. Class A*	171,535

		10,244,787

Multi-Utilities – 0.6%
387,652	Dominion Energy, Inc.	23,712,673

Oil, Gas & Consumable Fuels – 3.4%
207,808	Chevron Corp.	32,270,504
5,200	DT Midstream, Inc.	587,912
440,970	Exxon Mobil Corp.	49,719,367
566,973	Kinder Morgan, Inc.	16,051,006
168,100	ONEOK, Inc.	12,266,257
241,028	Williams Cos., Inc.	15,269,124

		126,164,170

Personal Products – 0.2%
484,146	Kenvue, Inc.	7,857,690

Pharmaceuticals – 3.7%
466,193	Bristol-Myers Squibb Co.	21,025,305
49,990	Eli Lilly & Co.	38,142,370
187,038	Johnson & Johnson	34,680,586
206,042	Merck & Co., Inc.	17,293,105
983,663	Pfizer, Inc.	25,063,733

		136,205,099

Professional Services – 1.1%
59,091	Automatic Data Processing, Inc.	17,343,209
20,933	Booz Allen Hamilton Holding Corp.	2,092,253
31,800	ManpowerGroup, Inc.	1,205,220
167,200	Paychex, Inc.	21,194,272

		41,834,954

Residential REITs – 0.2%
179,282	American Homes 4 Rent Class A	5,961,126

Shares	Description	Value

Common Stocks – (continued)
Residential REITs – (continued)
1,193	Sun Communities, Inc.	$ 153,897

		6,115,023

Retail REITs – 0.0%
14,300	Brixmor Property Group, Inc.	395,824
8,300	NNN REIT, Inc.	353,331

		749,155

Semiconductors & Semiconductor Equipment – 14.5%
128,047	Advanced Micro Devices, Inc.*	20,716,724
70,600	Analog Devices, Inc.	17,346,420
79,500	Applied Materials, Inc.	16,276,830
333,656	Broadcom, Inc.	110,076,451
198,268	Lam Research Corp.	26,548,085
1,759	Marvell Technology, Inc.	147,879
1,628,924	NVIDIA Corp.	303,924,640
102,333	QUALCOMM, Inc.	17,024,118
130,536	Texas Instruments, Inc.	23,983,379

		536,044,526

Software – 11.0%
400	AppLovin Corp. Class A*	287,416
7,845	Atlassian Corp. Class A*	1,252,847
2,410	Bill Holdings, Inc.*	127,658
18,629	Confluent, Inc. Class A*	368,854
30,260	Crowdstrike Holdings, Inc. Class A*	14,838,899
37,075	Datadog, Inc. Class A*	5,279,480
4,320	Elastic NV*	364,997
4,929	HubSpot, Inc.*	2,305,786
26,720	Intuit, Inc.	18,247,355
495,631	Microsoft Corp.	256,712,076
129,771	Oracle Corp.	36,496,796
176,545	Palantir Technologies, Inc. Class A*	32,205,339
76,711	Salesforce, Inc.	18,180,507
4,775	SentinelOne, Inc. Class A*	84,088
18,590	ServiceNow, Inc.*	17,108,005
33,962	Unity Software, Inc.*	1,359,838
6,989	Zscaler, Inc.*	2,094,324

		407,314,265

Specialized REITs – 0.6%
50,100	American Tower Corp.	9,635,232
17,100	CubeSmart	695,286
14,101	Equinix, Inc.	11,044,467
27,300	Gaming & Leisure Properties, Inc.	1,272,453
2	Rayonier, Inc.	53

		22,647,491

Specialty Retail – 2.1%
18,100	Dick’s Sporting Goods, Inc.	4,022,182
13,400	Gap, Inc.	286,626
97,997	Home Depot, Inc.	39,707,405
58,291	Lowe’s Cos., Inc.	14,649,111
9,000	Penske Automotive Group, Inc.	1,565,190

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
114,800	TJX Cos., Inc.	$ 16,593,192
1,400	Wayfair, Inc. Class A*	125,062

		76,948,768

Technology Hardware, Storage & Peripherals – 7.0%
1,006,390	Apple, Inc.	256,257,086

Tobacco – 0.8%
459,485	Altria Group, Inc.	30,353,579

Trading Companies & Distributors – 0.3%
78,500	MSC Industrial Direct Co., Inc. Class A	7,232,990
10,499	Watsco, Inc.	4,244,746

		11,477,736

TOTAL COMMON STOCKS (Cost $2,228,629,930)		$3,725,659,561

Shares	Dividend Rate	Value

Investment Company(b) – 0.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
30,680,123	4.042%	$ 30,680,123
(Cost $30,680,123)

TOTAL INVESTMENTS – 101.8% (Cost $2,259,310,053)		$3,756,339,684

OTHER ASSETS IN EXCESS OF LIABILITIES – (1.8)%		(65,181,971)

NET ASSETS – 100.0%		$3,691,157,713

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(b)	Represents an affiliated issuer.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
S&P 500 E-Mini Index	(50)	12/19/25	$(16,846,875)	$35,005

WRITTEN OPTIONS CONTRACTS — At September 30, 2025, the Fund had the following written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$6,490.00	10/31/2025	(755)	$(489,995,000)	$(19,879,150)	$(9,435,801)	$(10,443,349)
S&P 500 Index	$6,580.00	11/28/2025	(743)	(488,894,000)	(17,824,570)	(9,843,078)	(7,981,492)
S&P 500 Index	6,795.00	12/31/2025	(721)	(489,919,500)	(10,757,320)	(10,885,658)	128,338

Total written option contracts			(2,219)	(1,468,808,500)	$(48,461,040)	$(30,164,537)	$(18,296,503)

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust